Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 8,926	$ 10,133
Investments
Taxable	521	480
Tax-exempt	159	186
Mortgage-backed securities	784	648
Total interest income	10,390	11,447
Interest Expense
Deposits (Note 7)	1,549	2,296
Borrowings	713	1,151
Total interest expense	2,262	3,447
Net Interest Income - Before provision for loan losses	8,128	8,000
Provision for Loan Losses (Note 3)	284	1,101
Net Interest Income - After provision for loan losses	7,844	6,899
Other Income
Service charges and other fees	730	804
Net gain on sale of investments		546
Net gain on sale of loans	388	597
Loan servicing fees	581	841
Insurance and brokerage commissions	158	159
Other	75	258
Total other income	1,932	3,205
Operating Expenses
Compensation and employee benefits (Note 12)	4,622	4,682
FDIC insurance premiums	224	366
Amortization of intangible assets	292	292
Advertising	134	136
Occupancy and equipment	1,049	1,156
Data processing service bureau	301	314
Professional fees	433	425
Other	1,979	2,495
Total operating expenses	9,034	9,866
Income - before federal income tax expense	742	238
Income tax expense (Note 9)
Net income	$ 742	$ 238
Net income per share
Basic	$ 0.26	$ 0.08
Diluted	$ 0.26	$ 0.08
Dividends per common share